Label	Element	Value
Otter Creek Long/Short Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Otter Creek Long/Short Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Otter Creek Long/Short Opportunity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a long/short investment strategy in an attempt to achieve capital appreciation and manage risk.  The Fund takes long positions in securities Otter Creek believes to be undervalued and short positions in securities Otter Creek believes to be overvalued.  The Fund’s objective is to provide long-term capital appreciation.  Under normal market conditions, the net long exposure of the Fund (gross long exposures minus gross short exposures) is expected to range between -35% and +80% net long.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.

Under normal market conditions, the Fund primarily invests in equity securities that are traded on U.S. securities exchanges.  Equity securities in which the Fund may invest include common stocks, convertibles, preferred stocks, warrants, exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and may invest in securities of companies that are offered pursuant to an initial public offering (“IPO”).  The Fund may invest up to 30% of its total assets in securities of foreign issuers.  The Fund may also invest up to 20% of the Fund’s net assets in Master Limited Partnerships (“MLPs”), and up to 30% of the Fund’s net assets in equity Real Estate Investment Trusts (“REITs”).  To the extent the Fund invests in MLPs, its investments will be restricted to holding interests as a limited partner in such investments.

The Fund may also invest in investment grade fixed income securities, including up to 30% of the Fund’s assets in corporate and convertible bonds as well as debt issued by the U.S. Government and its agencies.  Additionally, up to 30% of the Fund’s net assets may be invested in high yield (“junk bonds”).  High yield bonds are securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the Advisor to be of equivalent quality.

The Fund may hold up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments, for temporary defensive purposes due to economic or market conditions.

The Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process.  From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market.  The Fund may also invest up to 10% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts.  These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.

The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 100% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 75% of the net assets of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

●
Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in their assessment of a stock’s appreciation or depreciation potential.  Additionally, the Advisor only recently began managing mutual funds.

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Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

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Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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High Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

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Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

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Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

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Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

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Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

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Foreign Securities.  The Fund may invest in foreign securities.  These foreign investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  Investments in foreign securities may also involve exposure to fluctuations in foreign currency exchange rates.

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Derivatives Risk.  The Fund’s use of derivatives (which may include options and swaps) may reduce the Fund’s returns and/or increase volatility.  A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a counterparty’s losses being substantially greater than the amount invested in the derivative itself.

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Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transactions not to achieve its objectives.

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Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

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Master Limited Partnership Risk.  Investing in MLPs entails risk related to potential changes in the U.S. tax law which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures.  Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks.

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RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements.  The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements.  The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships.  The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships.  If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

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REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Exchange-Traded Fund Risk.  An exchange-traded fund (“ETF”), in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an ETF’s fees and expenses.  If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the Investor Class and is an illustration of how shares of the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Prior to the date of this Prospectus, the Fund was managed by an affiliate of the Advisor, Otter Creek Management, Inc.  Updated performance information is available on the Fund’s website at www.ottercreekfunds.com or by calling the Fund toll-free at 1-855-681-5261.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-681-5261
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ottercreekfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q2, 2014	5.70%

Lowest Quarterly Return:	Q3, 2014	-1.89%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.89%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2015
Otter Creek Long/Short Opportunity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Otter Creek Long/Short Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Interest and Dividends on Securities Sold Short)	rr_Component1OtherExpensesOverAssets	0.92%
Interest and Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,758
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Otter Creek Long/Short Opportunity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Interest and Dividends on Securities Sold Short)	rr_Component1OtherExpensesOverAssets	0.92%
Interest and Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,004
Annual Return 2014	rr_AnnualReturn2014	9.58%
Annual Return 2015	rr_AnnualReturn2015	9.32%
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Otter Creek Long/Short Opportunity Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Otter Creek Long/Short Opportunity Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%

[1]	Otter Creek Advisors, LLC (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.70% and 1.95% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.